UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-02363
                                               --------------------

                       Cornerstone Total Return Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                           10179
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)

                                   Jodi Levine

   Cornerstone Total Return Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 272-3550
                                                     --------------------

Date of fiscal year end:       December 31, 2006
                               -----------------

Date of reporting period:      March 31, 2006
                               ---------------------------------------

ITEM 1: SCHEDULE OF INVESTMENTS


CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

 EQUITY SECURITIES - 99.75%
    UNITED STATES - 99.51%
       CLOSED-END DOMESTIC FUNDS - 7.26%
         Adams Express Company                       70,400        $  936,320
         Boulder Total Return Fund, Inc.             18,900           336,798
         Dreman/Claymore Dividend & Income Fund      49,500           929,610
         John Hancock Bank and Thrift
           Opportunity Fund                          35,700           342,363
         Liberty All-Star Growth Fund, Inc.          78,900           446,574
         Zweig Fund, Inc. @                         165,900           912,450
                                                                 ------------
                                                                    3,904,115
                                                                 ------------
       CONSUMER DISCRETIONARY - 10.36%
         Apollo Group, Inc. +                         2,500           131,275
         AutoNation, Inc. +                           2,500            53,875
         Bed Bath & Beyond Inc. +                     2,500            96,000
         Best Buy Co., Inc.                           3,750           209,738
         CBS Corporation                              4,500           107,910
         Clear Channel Communications, Inc.  @        2,700            78,327
         Coach, Inc. +                                2,500            86,450
         Comcast Corporation, Class A +               6,008           157,169
         Comcast Corporation, Special Class A + @     4,500           117,540
         D.R. Horton, Inc. @                          2,500            83,050
         eBay Inc. +                                  7,000           273,420
         Ford Motor Company  @                       15,200           120,992
         Fortune Brands, Inc.                         2,500           201,575
         Goodyear Tire & Rubber Company (The) + @     2,500            36,200
         Harley-Davidson, Inc.                        2,500           129,700
         Hilton Hotels Corporation                    2,500            63,650
         Home Depot, Inc. (The)                      12,300           520,290
         J.C. Penney Company, Inc.                    2,500           151,025
         Kohl's Corporation +                         2,500           132,525
         Live Nation Inc. +                             337             6,686
         Lowe's Companies, Inc.                       3,700           238,428
         Marriott International, Inc., Class A        2,500           171,500
         Mattel, Inc.                                 4,500            81,585
         McDonald's Corporation                       8,100           278,316
         McGraw-Hill Companies, Inc. (The)            2,500           144,050
         Nordstrom, Inc.                              2,500            97,950
         Office Depot, Inc. +                         2,500            93,100
         Omnicom Group Inc.                           1,500           124,875
         Pulte Homes, Inc.                            2,500            96,050
         Staples, Inc.                                3,150            80,388
         Starbucks Corporation +                      5,000           188,200
         Target Corporation                           4,600           239,246
         Time Warner Inc.                            25,500           428,145
         Tribune Company                              2,500            68,575
         Univision Communications Inc., Class A +     2,500            86,175
         Viacom Inc., Class B +                       4,500           174,600
         Walt Disney Company (The)                    8,000           223,120
                                                                 ------------
                                                                    5,571,700
                                                                 ------------
       CONSUMER STAPLES - 8.58%
         Albertson's Inc.                             2,500            64,175
         Altria Group, Inc.                           7,700           545,622

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

         Archer-Daniels-Midland Company               3,000           100,950
         Campbell Soup Company                        5,700           184,680
         Coca-Cola Company (The)                     13,500           565,245
         Coca-Cola Enterprises Inc.                   2,500            50,850
         Colgate-Palmolive Company                    2,500           142,750
         General Mills, Inc.                          2,500           126,700
         H.J. Heinz Company                           2,700           102,384
         Kroger Co. (The) @                           3,600            73,296
         PepsiCo, Inc. @                              7,500           433,425
         Procter & Gamble Company (The)              13,972           805,067
         Safeway Inc.                                 4,900           123,088
         Sara Lee Corporation                         2,600            46,488
         Sysco Corporation @                          3,500           112,175
         Walgreen Co. @                               5,600           241,528
         Wal-Mart Stores, Inc.                       19,000           897,560
                                                                 ------------
                                                                    4,615,983
                                                                 ------------
       ENERGY - 9.19%
         Anadarko Petroleum Corp.                     2,500           252,525
         BJ Services Company                          3,000           103,800
         Burlington Resources Inc.                    2,500           229,775
         Chevron Corporation                          6,568           380,747
         ConocoPhillips                               5,838           368,670
         Devon Energy Corporation                     2,500           152,925
         El Paso Corporation.                         3,000            36,150
         EOG Resources, Inc. @                        2,500           180,000
         Exxon Mobil Corporation                     32,000         1,947,518
         Halliburton Company                          2,500           182,550
         Occidental Petroleum Corporation             2,500           231,625
         Peabody Energy Corporation                   5,000           252,050
         Schlumberger Limited                         2,500           316,425
         Transocean Inc. +                            2,500           200,750
         XTO Energy, Inc.                             2,500           108,925
                                                                 ------------
                                                                    4,944,435
                                                                 ------------
       FINANCIALS - 18.52%
         AFLAC Incorporated @                         4,000           180,520
         American Express Company @                   6,100           320,555
         American International Group, Inc.          12,331           814,956
         Ameriprise Financial, Inc.                   1,220            54,973
         AmSouth Bancorporation                       2,500            67,625
         Bank of America Corporation                 19,521           888,986
         BB&T Corporation                             4,500           176,400
         Charles Schwab Corporation (The)             8,200           141,122
         Chubb Corporation (The)                      2,500           238,600
         Cincinnati Financial Corporation             2,500           105,175
         Citigroup Inc.                              25,600         1,209,344
         Countrywide Financial Corporation            3,500           128,450
         Fannie Mae @                                 3,200           164,480
         Fifth Third Bancorp @                        2,500            98,400
         Franklin Resources, Inc. @                   2,500           235,600
         Freddie Mac                                  3,300           201,300
         Goldman Sachs Group, Inc. (The)              3,000           470,880
         Hartford Financial Services
           Group, Inc. (The)                          1,600           128,880
         JPMorgan Chase & Co.                        12,700           528,828
         KeyCorp                                      2,500            92,000
         Lehman Brothers Holdings Inc.                2,500           361,325
         M&T Bank Corporation                         2,500           285,350
         Marsh & McLennan Companies, Inc. @           4,600           135,056
         Mellon Financial Corporation                 2,300            81,880

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

         Merrill Lynch & Co., Inc.                    1,100            86,636
         MetLife, Inc.                                6,000           290,220
         Moody's Corporation                          2,000           142,920
         Morgan Stanley @                             3,700           232,434
         Northern Trust Corporation                   1,100            57,750
         PNC Financial Services Group, Inc.           1,400            94,234
         Prudential Financial, Inc.                   2,500           189,525
         SLM Corporation                              2,500           129,850
         St. Paul Travelers Companies, Inc. (The) @    5,092          212,795
         State Street Corporation                     1,600            96,688
         Synovus Corporation                          2,500            67,725
         Wachovia Corporation @                       8,100           454,005
         Washington Mutual, Inc.                      5,251           223,798
         Wells Fargo & Company                        9,000           574,830
                                                                 ------------
                                                                    9,964,095
                                                                 ------------
       HEALTHCARE - 11.44%
         Aetna Inc.                                   4,000           196,560
         Amgen Inc. +                                 8,300           603,825
         Biomet, Inc.                                 2,500            88,800
         Bristol-Myers Squibb Company @               9,600           236,256
         Caremark Rx, Inc. +                          2,500           122,950
         Eli Lilly and Company                        4,100           226,730
         Gilead Sciences, Inc. +                      2,500           155,550
         Health Management Associates, Inc.,
           Class A                                    2,500            53,925
         Johnson & Johnson                           15,500           917,910
         Laboratory Corporation of America +          2,500           146,200
         McKesson Corporation                         2,500           130,325
         Medco Health Solutions, Inc. +               1,531            87,604
         Medtronic, Inc.                              7,100           360,325
         Merck & Co. Inc.                             8,700           306,501
         PerkinElmer, Inc. @                          1,500            35,205
         Pfizer Inc. @                               37,460           933,503
         Schering-Plough Corporation                  8,400           159,516
         St. Jude Medical, Inc. + @                   2,500           102,500
         Stryker Corporation                          2,000            88,680
         UnitedHealth Group Incorporated             10,000           558,600
         Waters Corporation +                         2,500           107,875
         Wyeth                                        7,500           363,900
         Zimmer Holdings, Inc. +                      2,500           169,000
                                                                 ------------
                                                                    6,152,240
                                                                 ------------
       INDUSTRIALS - 10.82%
         3M Co.                                       2,500           189,225
         Boeing Company (The)                         3,900           303,927
         Burlington Northern Santa Fe Corporation     2,000           166,660
         Caterpillar Inc.                             5,000           359,050
         CSX Corporation @                            2,500           149,500
         Danaher Corporation                          2,500           158,875
         Dover Corporation                            1,000            48,560
         Emerson Electric Co.                         2,000           167,260
         FedEx Corp.                                  2,500           282,350
         General Dynamics Corporation @               5,000           319,900
         General Electric Company                    52,000         1,808,560
         Honeywell International Inc.                 3,300           141,141
         Illinois Tool Works Inc.                     2,500           240,775
         Lockheed Martin Corporation                  2,500           187,825
         Norfolk Southern Corporation                 2,500           135,175
         Raytheon Company                             2,500           114,600
         Rockwell Automation, Inc.                    2,500           179,775

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

         Southwest Airlines Co.                       6,100           109,739
         United Parcel Service, Inc., Class B         4,000           317,520
         United Technologies Corporation              4,400           255,068
         Waste Management, Inc.                       5,300           187,090
                                                                 ------------
                                                                    5,822,575
                                                                 ------------
       INFORMATION TECHNOLOGY - 14.68%
         Adobe Systems Incorporated +                 2,500            87,300
         Agilent Technologies Inc. +                  5,000           187,750
         Apple Computer, Inc. +                       5,000           313,600
         Applied Materials, Inc.                      8,000           140,080
         Autodesk, Inc.                               2,500            96,300
         Cisco Systems, Inc. +                       35,000           758,450
         Corning Incorporated +                       7,500           201,825
         Dell Inc. +                                 13,700           407,712
         Electronic Data Systems Corporation          7,500           201,225
         EMC Corporation + @                          8,000           109,040
         First Data Corporation                       4,325           202,496
         Fiserv, Inc. +                               2,500           106,375
         Freescale Semiconductor Inc., Class B +      1,777            49,347
         Hewlett-Packard Company                     13,342           438,952
         Intel Corporation                           32,000           619,200
         International Business Machines
           Corporation                                5,700           470,079
         Jabil Circuit, Inc. + @                      2,500           107,150
         Lucent Technologies Inc. +                  15,000            45,750
         Maxim Integrated Products, Inc.              2,500            92,875
         Microsoft Corporation                       48,000         1,306,080
         Motorola, Inc.                              16,100           368,851
         Network Appliance, Inc. +                    2,500            90,075
         Oracle Corporation +                        33,600           459,984
         Paychex, Inc.                                2,500           104,150
         QUALCOMM Inc.                                4,300           217,623
         Texas Instruments Incorporated              13,500           438,345
         Yahoo! Inc. +                                8,500           274,210
                                                                 ------------
                                                                    7,894,824
                                                                 ------------
       MATERIALS - 2.67%
         Air Products & Chemicals, Inc. @             2,500           167,975
         Dow Chemical Company (The)                   4,700           190,820
         E. I. du Pont de Nemours and Company         5,800           244,818
         International Paper Company                  4,800           165,936
         Monsanto Company @                           1,773           150,262
         Newmont Mining Corporation                   2,500           129,725
         Nucor Corporation @                          2,500           261,975
         Rohm and Hass Company @                      2,500           122,175
                                                                 ------------
                                                                    1,433,686
                                                                 ------------
       REAL ESTATE INVESTMENT TRUST - 0.39%
         Simon Property Group, Inc. @                 2,500           210,350

       TELECOMMUNICATIONS SERVICES - 2.88%
         AT&T Inc.                                   24,699           667,861
         BellSouth Corporation                        5,200           180,180
         Sprint Nextel Corporation                    7,437           192,172
         Verizon Communications Inc.                 14,900           507,494
                                                                 ------------
                                                                    1,547,707
                                                                 ------------
       UTILITIES - 2.72%
         AES Corporation (The) +                      3,000            51,180
         American Electric Power Company, Inc.        5,500           187,110

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

         CenterPoint Energy, Inc.                     5,700            68,001
         Duke Energy Corporation                      6,600           192,390
         Edison International @                       2,500           102,950
         Exelon Corporation @                         2,500           132,250
         Scottish Power plc, ADR @                    4,000           161,160
         Southern Company (The)                       2,500            81,925
         TXU Corp.                                    7,400           331,224
         Williams Companies, Inc. (The)               2,500            53,475
         Xcel Energy, Inc.                            5,500            99,825
                                                                 ------------
                                                                    1,461,490
                                                                 ------------
    TOTAL UNITED STATES
      (cost - $51,172,997)                                         53,523,200
                                                                 ------------
    CZECH REPUBLIC - 0.24%
       CONSUMER DISCRETIONARY - 0.24%
         Bonton a.s. + #                            137,180                22
         Bonton Book a.s. + #                        68,590            25,985
         Bonton Film Entertainment a.s. + #          68,590            74,077
         Bonton Music a.s. + #                       68,590            30,316
         Bonton Pictures a.s. + #                    68,590                22
                                                                      130,422
                                                                 ------------
    TOTAL CZECH REPUBLIC
      (cost - $894,865)                                               130,422
                                                                 ------------
  TOTAL EQUITY SECURITIES
     (cost - $52,067,862)                                          53,653,622
                                                                 ------------
                                                  PRINCIPAL
                                                    AMOUNT
                                                   (000'S)
                                                  ---------
 SHORT-TERM INVESTMENTS - 1.88%
       REPURCHASE AGREEMENTS - 1.88%
         Bear, Stearns & Co. Inc. * **                 $509           509,229
         (Agreement dated 3/31/2006 to be
         repurchased at $509,333), 2.4375%,
         4/3/2006, collateralized by $524,832
         in U.S. Treasury STRIPS)
         Bear, Stearns & Co. Inc.                       380           379,590
         (Agreement dated 3/31/2006 to be
         repurchased at $379,732), 4.8750%,
         4/3/2006, collateralized by $391,400
         in U.S. Treasury STRIPS)
         Bear, Stearns & Co. Inc. * **                  123           122,500
         (Agreement dated 3/31/2006 to be
         repurchased at $122,550), 4.875%,
         4/3/2006, collateralized by $127,501
         in U.S. Treasury STRIPS)

  TOTAL SHORT-TERM INVESTMENTS
     (cost - $1,011,319)                                            1,011,319
                                                                 ------------

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

 TOTAL INVESTMENTS - 101.63%
    (cost - $53,079,181)                                           54,664,941
                                                                 ------------
 LIABILITIES IN EXCESS OF OTHER ASSETS - (1.63)%                     (875,086)
                                                                 ------------
 NET ASSETS - 100.00%                                            $ 53,789,855
                                                                 ============

----------
+     Non-income producing security.
# Securities are fair valued in accordance with procedures established by the Board of Directors.
*     Stated interest rate, before rebate earned by borrower of securities on loan.
** Represents investment purchased with collateral received for securities on loan.
@     Security or a portion thereof is out on loan.
ADR   American Depositary Receipts

At March 31, 2006, the Fund held 0.24% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,865 and a fair value of $130,422.

Federal Income Tax Cost - At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $53,079,181, $8,875,405, ($7,289,645), and $1,585,760, respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 10, 2006 with a file number 811-02363.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on Form N-CSR on March 10, 2006, file number 881-02363. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Total Return Fund, Inc.

      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 25, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      /s/ Ralph W. Bradshaw
      ---------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 25, 2006

      /s/ Jodi B. Levine
      ------------------
      Name:  Jodi B. Levine
      Title: Principal Financial Officer (Treasurer)
      Date:  May 25, 2006